Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption (in Shares)	23,000,000	23,000,000
Ordinary shares subject to possible redemption value per share (in Dollars per share)	$ 10.24	$ 10.06
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	660,000	660,000
Ordinary shares, shares outstanding (in Shares)	660,000	660,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	7,666,667	7,666,667
Ordinary shares, shares outstanding (in Shares)	7,666,667	7,666,667